Prepaid Expenses and Other	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Prepaid Expenses and Other [Abstract]
PREPAID EXPENSES AND OTHER

NOTE 5 – PREPAID EXPENSES AND OTHER

Prepaid and other expenses as of September 30, 2025 and December 31, 2024 were as follows:

	September 30,	December 31,
	2025	2024

Insurance prepayments	$—	$5,916
Other expense prepayments	16,464	19,838
Lease deposits	20,095	55,047
Contract assets	—	20,058
Total prepaid expenses and other	36,559	100,859
Less: long term portion	—	(44,140)
Prepaid expenses and other, current portion	$36,559	$56,719

Contract assets relate to amounts incurred to obtain a customer contract that would not have been incurred if the contract had not been obtained, such as commissions, associated with NCFM annual access contracts.

NOTE 5 – PREPAID EXPENSES AND OTHER

Prepaid and other expenses as of December 31, 2024 and 2023 were as follows:

	December 31,
	2024	2023

Insurance prepayments	$5,916	$11,209
Other expense prepayments	19,838	38,391
Lease deposits	55,047	50,547
Contract assets	20,058	5,110
Total prepaid expenses and other	100,859	105,257
Less: long term portion	(44,140)	(50,047)
Prepaid expenses and other, current portion	$56,719	$55,210

Contract assets relate to amounts incurred to obtain a customer contract that would not have been incurred if the contract had not been obtained, such as commissions, associated with NCFM annual access contracts.